UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 03897

Exact name of registrant as specified in charter: Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust
The fund's portfolio
6/30/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (68.9%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (63.9%)
Government National Mortgage Association Graduated
Payment Mortgages
13 3/4s, November 20, 2014	$4,066	$4,835
13 1/2s, April 15, 2011	18,189	20,278
13 1/4s, December 20, 2014	16,196	19,071
12 3/4s, with due dates from December 15, 2013 to
December 20, 2014	39,212	45,383
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	46,484	53,088
11 1/4s, with due dates from September 15, 2015 to
January 15, 2016	135,905	154,265
10s, November 15, 2009	5,357	5,573
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	25,644	27,850
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, with due dates from September 15, 2007 to
December 15, 2019	11,474	12,246
8s, with due dates from January 15, 2008 to
November 15, 2009	827,103	840,400
7 1/2s, October 20, 2030	239,405	248,832
7s, with due dates from October 15, 2007 to
August 15, 2012	1,097,704	1,111,899
6 1/2s, with due dates from October 15, 2023 to
March 15, 2035	11,293,708	11,489,391
6 1/2s, TBA, September 1, 2037	3,400,000	3,437,984
6 1/2s, TBA, August 1, 2037	2,100,000	2,129,695
6 1/2s, TBA, July 1, 2037	4,800,000	4,879,875
6s, with due dates from November 15, 2023 to
October 15, 2033	1,186,799	1,188,105
6s, TBA, July 1, 2037	448,000,000	445,269,978
6s, TBA, July 1, 2037	229,000,000	227,747,645
5 1/2s, with due dates from March 15, 2033 to
October 15, 2035	11,222,944	10,912,645
		709,599,038

U.S. Government Agency Mortgage Obligations (5.0%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from June 1, 2021 to October 1, 2021	994,302	998,380
5 1/2s, with due dates from August 1, 2013 to
May 1, 2020	513,419	507,828
5s, with due dates from May 1, 2034 to June 1, 2037	637,534	599,749
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from September 1, 2028 to
March 1, 2029	179,220	184,711
6 1/2s, with due dates from March 1, 2024 to
September 1, 2032	152,911	155,564
6 1/2s, March 1, 2016	32,036	32,371
6 1/2s, TBA, July 1, 2037	8,200,000	8,276,235
6s, with due dates from August 1, 2036 to June 1, 2037	5,608,416	5,551,684
6s, with due dates from June 1, 2021 to March 1, 2022	496,227	498,495
6s, TBA, July 1, 2037	31,190,000	30,846,423
5 1/2s, with due dates from April 1, 2036 to
May 1, 2037	4,263,327	4,112,959
5 1/2s, with due dates from January 1, 2009 to
January 1, 2021	831,489	821,914
5s, August 1, 2033	1,775	1,671
4 1/2s, with due dates from September 1, 2020 to
September 1, 2035	2,492,053	2,308,597
4 1/2s, July 1, 2020	43,626	41,450
4 1/2s, TBA, July 1, 2022	300,000	284,625
		55,222,656

Total U.S. government and agency mortgage obligations (cost $770,206,764)		$764,821,694

COLLATERALIZED MORTGAGE OBLIGATIONS (29.2%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$1,830,000	$1,801,354
Ser. 06-5, Class A4, 5.414s, 2047	2,228,000	2,161,729
FRB Ser. 05-1, Class A5, 4.97s, 2042	583,000	564,285
Ser. 04-4, Class A6, 4.877s, 2042	36,000	34,217
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, Interest only (IO), 0.08s, 2036	1,773,802	11,610
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.962s, 2046	19,036,000	19,010,720
FRB Ser. 04-LB3A, Class A5, 5.283s, 2037	20,000	19,556
Countrywide Alternative Loan Trust Ser. 07-23CB,
Class A, 5s, 2037	19,924,000	666,209
Countrywide Alternative Loan Trust IFB Ser. 06-6CB,
Class 1A3, IO, zero %, 2036	12,866,208	22,114
CS First Boston Mortgage Securities Corp.

FRB Ser. 04-C3, Class A5, 5.113s, 2036	213,000	204,510
FRB Ser. 05-C5, Class A4, 5.1s, 2038	65,000	61,961
Ser. 04-C3, Class A3, 4.302s, 2036	454,000	442,870
Fannie Mae
IFB Ser. 06-70, Class SM, 9.605s, 2036	294,117	301,317
IFB Ser. 06-62, Class PS, 7.98s, 2036	1,975,164	2,055,546
IFB Ser. 06-49, Class SE, 7.72s, 2036	521,757	535,844
IFB Ser. 06-76, Class QB, 7.68s, 2036	2,189,476	2,270,218
IFB Ser. 06-60, Class AK, 7.52s, 2036	618,523	622,627
Ser. 02-26, Class A2, 7 1/2s, 2048	400,097	415,345
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,343,001	2,442,299
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	696,108	725,625
Ser. 02-14, Class A2, 7 1/2s, 2042	496,509	514,468
Ser. 01-T10, Class A2, 7 1/2s, 2041	3,008,998	3,110,296
Ser. 02-T4, Class A3, 7 1/2s, 2041	211,253	218,442
Ser. 01-T12, Class A2, 7 1/2s, 2041	303,747	313,692
Ser. 01-T3, Class A1, 7 1/2s, 2040	1,223,656	1,263,346
Ser. 01-T1, Class A1, 7 1/2s, 2040	3,635,137	3,754,155
Ser. 99-T2, Class A1, 7 1/2s, 2039	1,468,176	1,531,406
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,921,925	1,990,861
Ser. 02-T1, Class A3, 7 1/2s, 2031	3,369,416	3,490,420
Ser. 00-T6, Class A1, 7 1/2s, 2030	872,038	902,746
Ser. 01-T5, Class A3, 7 1/2s, 2030	34,491	35,654
Ser. 01-T4, Class A1, 7 1/2s, 2028	3,394,135	3,543,763
IFB Ser. 06-63, Class SP, 7.38s, 2036	2,379,635	2,424,701
IFB Ser. 06-60, Class TK, 7.32s, 2036	637,531	636,461
IFB Ser. 06-104, Class GS, 7.046s, 2036	812,750	814,179
Ser. 02-26, Class A1, 7s, 2048	2,352,822	2,414,387
Ser. 04-W12, Class 1A3, 7s, 2044	1,417,624	1,460,367
Ser. 04-T3, Class 1A3, 7s, 2044	1,032,189	1,062,738
Ser. 04-T2, Class 1A3, 7s, 2043	925,839	953,374
Ser. 03-W8, Class 2A, 7s, 2042	8,824,391	9,069,060
Ser. 03-W3, Class 1A2, 7s, 2042	879,394	902,292
Ser. 02-T16, Class A2, 7s, 2042	6,110,171	6,268,411
Ser. 02-T19, Class A2, 7s, 2042	3,768,468	3,867,873
Ser. 01-T10, Class A1, 7s, 2041	1,697,059	1,736,445
Ser. 02-T4, Class A2, 7s, 2041	3,859,039	3,950,097
Ser. 04-W1, Class 2A2, 7s, 2033	5,485,949	5,645,922
IFB Ser. 07-1, Class NK, IO, 6.49s, 2037	1,991,614	2,014,250
Ser. 07-76, Class SA, IO, 6s, 2037	831,000	38,630
Ser. 3326, Class YF, 6s, 2037	3,544,000	3,909,045
IFB Ser. 05-74, Class CS, 5.39s, 2035	2,667,931	2,564,098
IFB Ser. 06-115, Class ES, 5.28s, 2036	789,737	766,899
IFB Ser. 05-74, Class CP, 5.243s, 2035	2,340,361	2,255,177
IFB Ser. 07-30, Class FS, 5.187s, 2037	1,924,631	1,748,924
IFB Ser. 06-27, Class SP, 5.06s, 2036	1,614,000	1,550,772
IFB Ser. 06-8, Class HP, 5.06s, 2036	1,862,884	1,759,826
IFB Ser. 06-8, Class WK, 5.06s, 2036	2,923,054	2,738,035
IFB Ser. 05-106, Class US, 5.06s, 2035	2,835,543	2,721,505
IFB Ser. 05-99, Class SA, 5.06s, 2035	1,394,587	1,332,633
IFB Ser. 05-115, Class NQ, 4.988s, 2036	664,594	609,741
IFB Ser. 05-114, Class SP, 4.95s, 2036	796,403	733,513
IFB Ser. 05-74, Class DM, 4.877s, 2035	2,700,812	2,541,319
IFB Ser. 06-60, Class CS, 4.583s, 2036	1,054,542	924,813
IFB Ser. 05-95, Class CP, 4.089s, 2035	214,890	203,098
IFB Ser. 05-106, Class JC, 3.628s, 2035	1,524,785	1,296,056
IFB Ser. 05-72, Class SB, 3.575s, 2035	904,624	821,117
IFB Ser. 05-83, Class QP, 3.562s, 2034	933,788	824,660
IFB Ser. 05-57, Class MN, 3.303s, 2035	1,921,948	1,801,888
IFB Ser. 07-W6, Class 6A2, IO, 2.48s, 2037	1,402,424	89,624
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	1,325,885	121,987
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	2,321,707	170,600
Ser. 03-W12, Class 2, IO, 2.233s, 2043	30,525,258	1,813,297
IFB Ser. 07-W6, Class 5A2, IO, 1.97s, 2037	1,804,052	106,832
IFB Ser. 07-W4, Class 4A2, IO, 1.96s, 2037	9,304,078	514,516
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037	2,809,504	152,556
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	428,616	29,829
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	554,794	32,207
IFB Ser. 06-60, Class SI, IO, 1.83s, 2036	2,658,045	177,817
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	1,272,562	66,846
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	901,546	46,259
IFB Ser. 07-39, Class PI, IO, 1.44s, 2037	1,687,000	86,238
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	10,476,095	493,910
IFB Ser. 07-W4, Class 3A2, IO, 1.43s, 2037	9,012,491	391,142
IFB Ser. 07-28, Class SE, IO, 1.43s, 2037	1,854,236	112,558
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037	3,694,264	172,421
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	2,257,668	108,142
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036	2,638,446	126,900
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035	8,841,635	500,437
IFB Ser. 05-90, Class SP, IO, 1.43s, 2035	4,409,449	216,063
IFB Ser. 07-W5, Class 2A2, IO, 1.42s, 2037	938,546	34,726
IFB Ser. 07-30, Class IE, IO, 1.42s, 2037	4,848,814	313,574
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037	4,250,917	250,972
IFB Ser. 06-123, Class UI, IO, 1.42s, 2037	1,818,430	95,788
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	11,047,653	490,062
IFB Ser. 07-15, Class BI, IO, 1.38s, 2037	3,033,654	156,012
IFB Ser. 06-23, Class SC, IO, 1.38s, 2036	2,438,068	131,808
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	2,945,535	159,431
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	5,004,371	276,101
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035	3,447,940	180,327
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	782,021	48,264
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	8,799,260	420,698
IFB Ser. 07-63, Class SB, IO, 1.33s, 2037	3,859,000	174,726

IFB Ser. 06-114, Class IS, IO, 1.33s, 2036	2,159,256	107,963
IFB Ser. 06-115, Class IE, IO, 1.32s, 2036	1,545,765	77,401
IFB Ser. 06-117, Class SA, IO, 1.32s, 2036	2,391,134	113,849
IFB Ser. 06-121, Class SD, IO, 1.32s, 2036	1,953,587	96,189
IFB Ser. 06-109, Class SG, IO, 1.31s, 2036	1,520,551	74,461
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036	2,041,595	122,820
IFB Ser. 07-W6, Class 4A2, IO, 1.28s, 2037	6,956,720	305,443
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037	4,368,674	207,075
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	3,995,629	182,852
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	3,792,169	158,518
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	7,500,558	434,392
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	438,201	26,884
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	1,013,700	49,791
IFB Ser. 06-96, Class ES, IO, 1.26s, 2036	1,269,898	60,617
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	4,279,032	181,094
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	4,901,909	195,752
IFB Ser. 03-124, Class ST, IO, 1.18s, 2034	1,612,869	60,483
IFB Ser. 07-30, Class JS, IO, 1.12s, 2037	6,491,055	286,376
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037	3,131,996	155,232
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037	9,882,407	409,329
IFB Ser. 07-W4, Class 2A2, IO, 1.1s, 2037	10,400,228	381,688
Ser. 07-54, Class IA, IO, 1.09s, 2037	2,265,549	109,842
IFB Ser. 07-54, Class IB, IO, 1.09s, 2037	2,265,549	109,842
IFB Ser. 07-54, Class IC, IO, 1.09s, 2037	2,265,549	109,842
IFB Ser. 07-54, Class ID, IO, 1.09s, 2037	2,265,549	109,842
IFB Ser. 07-54, Class IE, IO, 1.09s, 2037	2,265,549	109,842
IFB Ser. 07-54, Class IF, IO, 1.09s, 2037	3,370,502	163,415
IFB Ser. 07-54, Class UI, IO, 1.09s, 2037	2,297,202	114,171
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	7,792,587	368,073
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	10,337,240	471,006
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	5,699,646	255,701
IFB Ser. 06-123, Class LI, IO, 1s, 2037	3,822,972	165,095
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037	3,980,905	143,499
IFB Ser. 07-32, Class SD, IO, 0.79s, 2037	2,662,747	99,827
IFB Ser. 07-30, Class UI, IO, 0.78s, 2037	2,232,138	84,507
IFB Ser. 07-32, Class SC, IO, 0.78s, 2037	3,533,015	131,290
IFB Ser. 07-1, Class CI, IO, 0.78s, 2037	2,626,614	92,218
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	1,338,083	38,302
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	10,452,858	299,395
IFB Ser. 07-W4, Class 1A2, IO, 0.77s, 2037	29,923,840	912,677
IFB Ser. 07-W5, Class 1A2, IO, 0.76s, 2037	4,777,417	119,435
IFB Ser. 05-74, Class NI, IO, 0.76s, 2035	12,964,887	481,247
Ser. 06-115, Class SN, zero %, 2036	1,131,436	1,214,144
Ser. 06-84, Class OP, Principle only (PO), zero %, 2036	69,526	66,880
Ser. 372, Class 1, PO, zero %, 2036	3,680,808	2,661,316
Ser. 367, Class 1, PO, zero %, 2036	759,625	527,933
Ser. 363, Class 1, PO, zero %, 2035	26,595,565	18,574,954
Ser. 04-38, Class AO, PO, zero %, 2034	1,384,086	977,004
Ser. 04-61, Class CO, PO, zero %, 2031	3,326,000	2,566,942
Ser. 07-31, Class TS, IO, zero %, 2009	6,386,311	29,087
Ser. 07-15, Class IM, IO, zero %, 2009	2,472,306	13,452
Ser. 07-16, Class TS, IO, zero %, 2009	10,261,685	42,876
FRB Ser. 05-79, Class FE, zero %, 2035	607,988	660,749
FRB Ser. 05-45, Class FG, zero %, 2035	673,632	644,508
FRB Ser. 05-81, Class DF, zero %, 2033	226,568	247,671
FRB Ser. 06-1, Class HF, zero %, 2032	396,450	386,389
IFB Ser. 06-75, Class FY, zero %, 2036	531,969	558,291
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	7,764,163	8,069,975
Ser. T-42, Class A5, 7 1/2s, 2042	86,613	89,202
Ser. T-60, Class 1A2, 7s, 2044	3,937,514	4,053,943
Ser. T-59, Class 1A2, 7s, 2043	3,621,730	3,734,397
Ser. T-55, Class 1A2, 7s, 2043	2,139,933	2,190,963
Freddie Mac
IFB Ser. 3012, Class GP, 2.616s, 2035	1,227,284	1,118,215
IFB Ser. 3202, Class PS, 7.32s, 2036	1,602,367	1,614,067
IFB Ser. 3331, Class SE, 7.08s, 2037	253,000	243,943
IFB Ser. 3153, Class SX, 6.65s, 2036	3,414,717	3,422,857
Ser. 3326, Class WF, 6s, 2037	2,772,000	2,686,563
IFB Ser. 3081, Class DC, 5.22s, 2035	1,121,363	1,046,515
IFB Ser. 3316, Class KS, 5.187s, 2037	1,009,858	908,744
IFB Ser. 3114, Class GK, 5.12s, 2036	726,866	672,602
IFB Ser. 2979, Class AS, 4.767s, 2034	501,448	463,355
IFB Ser. 3153, Class UT, 4.51s, 2036	1,996,473	1,784,566
IFB Ser. 3065, Class DC, 3.9s, 2035	1,747,723	1,527,308
IFB Ser. 3031, Class BS, 3.425s, 2035	2,385,004	2,096,086
IFB Ser. 3012, Class UP, 3.3s, 2035	113,094	106,345
IFB Ser. 2594, Class SE, IO, 1.73s, 2030	3,032,320	126,572
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	1,602,531	86,792
IFB Ser. 3297, Class BI, IO, 1.44s, 2037	6,536,114	365,127
IFB Ser. 3284, Class IV, IO, 1.43s, 2037	1,687,011	110,113
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	2,704,562	145,881
IFB Ser. 3281, Class BI, IO, 1.43s, 2037	1,286,117	68,228
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	8,306,844	455,845
IFB Ser. 3042, Class SP, IO, 1.43s, 2035	1,853,272	99,335
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	587,419	26,451
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	5,393,221	258,029
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	1,767,466	70,957
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	4,221,076	239,088
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	11,376,289	610,180
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	1,007,826	46,751
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	1,595,971	96,345

IFB Ser. 3244, Class SB, IO, 1.34s, 2036	1,828,598	92,452
IFB Ser. 3244, Class SG, IO, 1.34s, 2036	2,140,975	108,465
IFB Ser. 3326, Class GS, IO, 1.33s, 2037	4,455,000	201,711
IFB Ser. 3236, Class IS, IO, 1.33s, 2036	3,443,265	168,787
IFB Ser. 3147, Class SH, IO, 1.33s, 2036	6,331,692	319,349
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	11,063,907	433,187
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	5,920,683	317,192
IFB Ser. 3240, Class S, IO, 1.3s, 2036	6,621,043	363,921
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	1,235,957	73,468
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	4,798,813	264,633
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	1,734,758	102,627
IFB Ser. 3221, Class SI, IO, 1.26s, 2036	2,799,628	131,358
IFB Ser. 3202, Class PI, IO, 1.22s, 2036	7,662,046	353,106
IFB Ser. 3201, Class SG, IO, 1.18s, 2036	3,559,512	160,943
IFB Ser. 3203, Class SE, IO, 1.18s, 2036	3,170,480	142,539
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	3,399,728	172,505
IFB Ser. 3284, Class BI, IO, 1.13s, 2037	2,081,880	89,598
IFB Ser. 3199, Class S, IO, 1.13s, 2036	1,615,560	77,096
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	4,452,779	219,463
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	7,854,332	386,846
IFB Ser. 3012, Class UI, IO, 1.1s, 2035	2,935,360	122,210
IFB Ser. 3311, Class IA, IO, 1.09s, 2037	3,171,430	161,860
IFB Ser. 3311, Class IB, IO, 1.09s, 2037	3,171,430	161,860
IFB Ser. 3311, Class IC, IO, 1.09s, 2037	3,171,430	161,860
IFB Ser. 3311, Class ID, IO, 1.09s, 2037	3,171,430	161,860
IFB Ser. 3311, Class IE, IO, 1.09s, 2037	4,482,407	228,768
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	4,027,168	186,592
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	3,512,370	118,467
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	5,947,760	233,476
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	1,833,838	57,032
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	3,470,516	88,962
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	9,895,044	381,005
IFB Ser. 3012, Class IG, IO, 0.76s, 2035	10,727,744	371,315
IFB Ser. 3235, Class SA, IO, 0.63s, 2036	1,625,659	44,379
Ser. 3326, Class XF, zero %, 2037	1,253,000	1,304,122
Ser. 3300, PO, zero %, 2037	1,739,415	1,279,635
Ser. 242, PO, zero %, 2036	15,094,337	10,986,631
FRB Ser. 3263, Class TA, zero %, 2037	280,881	334,046
FRB Ser. 3239, Class BF, zero %, 2036	1,167,095	1,356,834
FRB Ser. 3231, Class XB, zero %, 2036	793,329	813,138
FRB Ser. 3174, Class SF, zero %, 2036	533,379	565,422
FRB Ser. 3149, Class XF, zero %, 2036	455,977	438,638
FRB Ser. 3231, Class X, zero %, 2036	583,555	648,951
FRB Ser. 3117, Class AF, zero %, 2036	190,190	207,177
FRB Ser. 3030, Class CF, zero %, 2035	755,422	741,038
FRB Ser. 3036, Class AS, zero %, 2035	155,519	162,439
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 10.56s, 2037	1,487,709	1,658,229
Ser. 07-26, Class IN, IO, 8s, 2037	2,419,305	575,886
IFB Ser. 06-34, Class SA, 7.62s, 2036	5,590,721	5,501,035
Ser. 07-26, Class IM, IO, 7 1/2s, 2037	1,737,213	407,948
IFB Ser. 05-84, Class SB, 3.7s, 2035	4,442,787	3,954,166
IFB Ser. 05-68, Class DP, 3.614s, 2035	6,574,372	5,925,633
IFB Ser. 05-84, Class SL, 3.1s, 2035	4,539,630	3,900,101
IFB Ser. 05-66, Class SP, 3.1s, 2035	2,084,050	1,792,135
IFB Ser. 05-7, Class NP, 2.959s, 2033	629,649	579,087
IFB Ser. 06-62, Class SI, IO, 2.06s, 2036	2,749,236	173,744
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	1,302,240	92,415
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	1,302,240	91,955
IFB Ser. 07-26, Class SG, IO, 1.53s, 2037	3,423,639	189,221
IFB Ser. 07-9, Class BI, IO, 1 1/2s, 2037	8,610,833	448,621
IFB Ser. 07-25, Class SA, IO, 1.48s, 2037	2,994,769	151,236
IFB Ser. 07-25, Class SB, IO, 1.48s, 2037	5,916,907	298,804
IFB Ser. 07-26, Class LS, IO, 1.48s, 2037	7,111,482	398,124
IFB Ser. 07-26, Class SA, IO, 1.48s, 2037	8,498,000	414,624
IFB Ser. 07-26, Class SD, IO, 1.48s, 2037	4,226,234	224,664
IFB Ser. 07-26, Class SL, IO, 1.48s, 2037	30,855,648	1,432,986
IFB Ser. 07-26, Class SM, IO, 1.48s, 2037	50,400,638	2,085,594
IFB Ser. 07-26, Class SN, IO, 1.48s, 2037	19,055,910	748,204
IFB Ser. 07-22, Class S, IO, 1.48s, 2037	1,835,629	109,779
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	2,098,103	106,177
IFB Ser. 06-38, Class SG, IO, 1.33s, 2033	8,509,057	329,327
IFB Ser. 07-9, Class DI, IO, 1.19s, 2037	4,363,259	185,373
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	3,350,808	154,572
IFB Ser. 06-28, Class GI, IO, 1.18s, 2035	2,749,429	105,333
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	14,499,365	538,100
IFB Ser. 06-7, Class SB, IO, 1s, 2036	13,183,319	454,143
IFB Ser. 05-82, Class KS, IO, 0.98s, 2035	8,132,492	293,288
IFB Ser. 05-68, Class KI, IO, 0.98s, 2035	80,812,259	3,564,578
IFB Ser. 06-20, Class S, IO, 0.93s, 2036	13,164,795	454,271
IFB Ser. 07-27, Class SD, IO, 0.88s, 2037	2,097,343	64,641
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037	3,636,698	109,366
IFB Ser. 07-21, Class S, IO, 0.88s, 2037	4,458,611	146,584
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	4,485,706	153,106
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037	5,677,572	182,094
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	2,161,728	67,092
IFB Ser. 07-1, Class S, IO, 0.88s, 2037	4,678,033	141,639
IFB Ser. 07-3, Class SA, IO, 0.88s, 2037	4,459,719	133,925
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	1,163,000	1,119,388
FRB Ser. 05-GG5, Class A5, 5.224s, 2037	65,000	62,381
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	2,277,000	2,223,991

Ser. 04-GG2, Class A6, 5.396s, 2038		38,000	37,123
Ser. 05-GG4, Class A4, 4.761s, 2039		456,000	426,735
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.842s, 2035		4,724,834	4,663,694
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class AM, 5.559s, 2044		4,245,000	4,133,229
Ser. 06-CB16, Class A4, 5.552s, 2045		2,462,000	2,408,525
FRB Ser. 04-PNC1, Class A4, 5.372s, 2041		173,000	169,447
Ser. 07-LDPX, Class A3, 5.42s, 2049		6,988,000	6,740,136
Ser. 05-CB12, Class A4, 4.895s, 2037		459,000	430,712
Ser. 04-C3, Class A5, 4.878s, 2042		437,000	411,580
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028		154,000	157,832
FRB Ser. 04-C4, Class A4, 5.303s, 2029		61,000	60,126
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 8.16s, 2036		1,509,472	1,505,861
FRB Ser. 07-5, Class 4A2, 5.64s, 2037		2,940,986	2,917,511
IFB Ser. 06-9, Class 3A2, IO, 1.91s, 2037		1,081,811	59,784
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		5,539,951	254,185
Ser. 06-9, Class 2A3, IO, 1.3s, 2036		4,270,121	199,429
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037		3,109,771	146,815
IFB Ser. 06-8, Class 2A2, IO, 1.26s, 2036		18,530,208	665,813
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036		6,696,883	236,238
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036		6,001,064	263,520
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036		3,081,660	109,511
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		4,229,304	170,849
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		1,483,318	6,156
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036		3,144,326	19,112
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036		2,759,162	12,968
IFB Ser. 06-9, Class 1A6, IO, zero %, 2037		1,853,975	5,043
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041		446,000	421,897
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043		434,000	404,132
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044		2,065,000	1,994,903
Ser. 05-HQ6, Class A4A, 4.989s, 2042		65,000	61,566
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		862,603	5,964
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.251s, 2035		6,326,352	6,266,378
Ser. 04-20, Class 1A2, 5.044s, 2035		416,563	414,532
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR2, Class 2A1, 4.545s, 2035		3,956,398	3,880,207
Ser. 04-R, Class 2A1, 4.36s, 2034		4,063,526	3,982,255
Ser. 05-AR9, Class 1A2, 4.354s, 2035		178,844	175,457

Total collateralized mortgage obligations (cost $341,570,830)			$324,708,742

PURCHASED OPTIONS OUTSTANDING (6.8%)(a)

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2009.	Apr-09/5.315	150,979,000	$7,275,331
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	150,979,000	7,187,325
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2009.	Apr-09/5.385	156,847,000	6,987,848
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/5.385	156,847,000	2,652,283
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	59,698,000	2,548,603
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	150,979,000	2,394,149
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2009.	Apr-09/5.315	150,979,000	2,320,321
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/4.965	56,000,000	1,562,114
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2008.	Apr-08/5.175	28,000,000	1,276,565
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	59,698,000	453,884
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate

of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	9,104,000	410,450
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	9,104,000	397,836
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/4.965	56,000,000	225,747
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2008.	Apr-08/5.175	28,000,000	181,171
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	9,104,000	69,257
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	9,104,000	68,033
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.115%
versus the three month USD-LIBOR-BBA maturing on
January 9, 2018.	Jan-08/5.115	708,762,000	32,723,896
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate swap of 5.775% versus the three month
USD-LIBOR-BBA maturing July 1, 2018.	Jun-08/5.775	115,896,000	2,801,554
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.775% versus the three month
USD-LIBOR-BBA maturing July 1, 2018.	Jun-08/5.775	115,896,000	2,288,367
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.115% versus the three month USD-LIBOR-BBA maturing
on January 9, 2018.	Jan-08/5.115	708,762,000	2,218,709

Total purchased options outstanding (cost $66,977,176)			$76,043,443

ASSET-BACKED SECURITIES (1.0%)(a)

		Principal amount	Value

Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.23s, 2037		$7,491,000	$227,071
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.8s, 2035		36,358,840	1,029,790
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035		30,883,095	899,316
Lehman Mortgage Trust Ser. 07-1, Class 3A2, IO, 1.93s,
2037		2,081,271	124,155
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.49s, 2036		4,132,000	4,126,835
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037		51,095,000	1,294,236
Ser. 07-4, Class 1A4, IO, 5s, 2037		51,095,000	1,355,039
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.4s, 2037		2,361,525	2,358,942

Total asset-backed securities (cost $12,254,084)			$11,415,384

SHORT-TERM INVESTMENTS (65.9%)(a)

		Principal
		amount/shares	Value

Interest in $778,000,000 joint tri-party repurchase
agreement dated June 29, 2007 with Bank of America
Sec, LLC due July 2, 2007 with respect to various U.S.
Government obligations -- maturity value
of $251,111,486 for an effective yield of 5.33%
(collateralized by a Fannie Mae security with a yield
of 5.00% and a due date of July 1, 2035, valued
at $793,560,000).		$251,000,000	$251,000,000
Federal Home Loan Discount, for an effective yield
of 5.17%, July 18, 2007		79,000,000	78,807,666
Federal Home Loan Discount, for an effective yield
of 5.18%, July 18, 2007		50,000,000	49,878,521
Federal Home Loan Banks, for an effective yield
of 5.17%, July 13, 2007		57,943,000	57,843,435
Federal Home Loan Banks, for an effective yield
of 5.18%, July 13, 2007		50,000	49,913,983
Federal National Mortgage Association, for
an effective yield of 5.15%, July 23, 2007		50,000,000	49,843,250
Freddie Mac, for an effective yield of 5.22%,
March 26, 2008		75,000,000	74,961,675
U.S. Treasury Bills for an effective yield of 4.86%,
September 27, 2007 (SEG)		1,820,000	1,798,378
U.S. Treasury Bills for an effective yield of 4.17%,
July 19, 2007 (SEG)		1,956,000	1,951,922
Putnam Prime Money Market Fund (e)		116,000,000	116,000,000

Total short-term investments (cost $731,998,800)			$731,998,830

TOTAL INVESTMENTS

Total investments (cost $1,923,007,654) (b)			$1,908,988,093

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1032	$244,558,200	Mar-08	$(905,807)
Euro-Dollar 90 day (Long)	712	168,468,100	Sep-09	(1,042,237)
Euro-Dollar 90 day (Short)	2311	547,793,663	Sep-08	3,060,862
U.S. Treasury Bond 20 yr (Long)	107	11,529,250	Sep-07	90,080
U.S. Treasury Note 2 yr (Short)	2211	450,560,344	Sep-07	(374,329)
U.S. Treasury Note 5 yr (Long)	193	20,087,078	Sep-07	174,543
U.S. Treasury Note 10 yr (Long)	1523	160,985,859	Sep-07	1,394,183

Total				$2,397,295

WRITTEN OPTIONS OUTSTANDING at 6/30/07 (premiums received $51,449,473) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$44,780,000	Jul-07/4.55	$1

Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	24,625,000	Mar-08/5.225	986,895

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	23,590,000	May-08/5.70	502,467

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	23,590,000	May-08/5.70	462,364

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	24,625,000	Mar-08/5.225	151,025

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	44,780,000	Jul-07/4.55	3,806,663

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	349,396,000	Jan-12/5.32	21,641,483

Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate of 5.905% versus the three month USD-LIBOR-BBA
maturing December 17, 2017.	249,755,000	Dec-07/5.905	6,285,584

Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	140,931,000	Jun-08/5.84	3,747,496

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	140,931,000	Jun-08/5.84	2,427,818

Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate of 5.905% versus the three month
USD-LIBOR-BBA maturing December 17, 2017.	249,755,000	Dec-07/5.905	2,074,715

Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate of 5.835 versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	42,279,000	Jun-08/5.835	734,936

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	42,279,000	Jun-08/5.835	1,115,616

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	349,396,000	Jan-12/5.32	8,640,219

Total			$52,577,282

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07 (proceeds receivable $30,024,371) (Unaudited)

		Principal	Settlement
Agency		amount	date	Value

FNMA,	6 1/2s, July 1, 2037	$8,200,000	7-12-07	$8,276,235
FNMA,	6s, July 1, 2037	15,690,000	7-12-07	15,517,165
FNMA,	5 1/2s, July 1, 2037	4,200,000	7-12-07	4,048,734
GNMA, 6 1/2s, July 1, 2037		2,100,000	7-19-07	2,134,945

Total				$29,977,079

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$2,440,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	$87,461

18,410,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	57,360

47,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	2,137,888

Citibank, N.A.
106,930,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,832,810)

116,000,000	6/28/15	3 month USD-LIBOR-BBA	4.335%	(9,454,995)

Credit Suisse International
3,615,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	93,174

Goldman Sachs International
3,833,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	18,016

58,520,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(455,546)

6,216,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(263,188)

41,262,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(2,873,829)

186,035,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	821,551

43,721,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(2,769,677)

194,190,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	668,229

2,279,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	53,945

JPMorgan Chase Bank, N.A.
91,000,000	10/16/16	5.3345%	3 month USD-LIBOR-BBA	2,085,064

43,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	2,034,673

6,078,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(312,180)

55,104,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(822,670)

139,397,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(564,499)

23,614,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(250,104)

5,984,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	(103,213)

5,317,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	230,713

43,597,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(2,736,293)

193,694,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	653,825

51,620,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	1,281,911

37,100,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	1,002,242

10,700,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	36,049

2,474,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	20,630

77,841,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(922,225)

Lehman Brothers International (Europe)
58,175,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(298,396)

5,083,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	120,139

12,645,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	26,145

5,083,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	(119,200)

12,645,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	(25,267)

163,933,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(1,372,620)

21,188,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(276,212)

187,183,000	2/1/17	3 month USD-LIBOR-BBA	5.08%	(5,661,980)

Lehman Brothers Special Financing, Inc.
66,070,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	618,282

156,600,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	2,088,283

104,408,000	6/14/17	3 month USD-LIBOR-BBA	5.8725%	1,643,592

126,191,000	6/12/17	3 month USD-LIBOR-BBA	5.717%	495,720

Morgan Stanley Capital Services, Inc.
2,065,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	45,287

Total				$(14,794,725)

NOTES

(a) Percentages indicated are based on net assets of $1,110,180,567.

(b) The aggregate identified cost on a tax basis is $1,924,717,174, resulting in gross unrealized appreciation and depreciation of $29,847,085 and $45,576,166, respectively, or net unrealized depreciation of $15,729,081.

(SEG) Tthese securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $466,870 for the period ended June 30, 2007. During the period ended June 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $126,000,000 and $10,000,000, respectively.

At June 30, 2007, liquid assets totaling $698,615,985 have been designated as collateral for open forward commitments and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at June 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2007.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007